Thrivent International Small Cap ETF N-1A Cover	Oct. 01, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THRIVENT ETF TRUST
Entity Central Index Key	0001896670
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2025
Prospectus Date	May 04, 2026